ORGANIZATION AND BUSINESS DESCRIPTION (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of YS group's current legal entity

‘Legal Entity	Nature of Operations	Date of Incorporation	Place of Incorporation
YishengBio Co., Ltd (“YS Biopharma”)	Holding Company	November 16, 2020	Cayman Islands
YishengBio (Hong Kong) Holdings Limited (“HK YishengBio”)	Holding Company	December 28, 2020	Hong Kong
Yisheng Biopharma (Singapore) Pte. Ltd. (“Singapore Yisheng”)*	Research and development of vaccines and therapeutic biologics	November 28, 2009	Singapore
Yisheng US Biopharma Inc. (“US Yisheng”)	Research of vaccines and therapeutic biologics	September 29, 2009	US
Oceanview Bioscience Acquisition Co., Ltd (“Oceanview Bioscience”)	For acquisition	August 17, 2022	Cayman Islands
Hudson Biomedical Group Co.,Ltd (“Hudson Biomedical”)	For acquisition	August 17, 2022	Cayman Islands
Liaoning Yisheng Bio-Pharma Co., Ltd. (“Liaoning Yisheng”)**	Research and development, manufacturing and commercialization of vaccines and therapeutic biologics	May 26, 1994	PRC
Beijing Yisheng Biotechnology Co., Ltd. (“Beijing Yisheng”)	Research and development of vaccines and therapeutic biologics	February 4, 2021	PRC

Legal Entity	Nature of Operations	Date of Incorporation	Place of Incorporation
YishengBio Co., Ltd (“YS Biopharma”)	Holding Company	November 16, 2020	Cayman Islands
YishengBio (Hong Kong) Holdings Limited (“HK YishengBio”)	Holding Company	December 28, 2020	Hong Kong
Yisheng Biopharma (Singapore) Pte. Ltd. (“Singapore Yisheng”)*	Research and development of vaccines and therapeutic biologics	November 28, 2009	Singapore
Yisheng US Biopharma Inc. (“US Yisheng”)	Research of vaccines and therapeutic biologics	September 29, 2009	US
Liaoning Yisheng Bio-Pharma Co., Ltd. (“Liaoning Yisheng”)**	Research and development, manufacturing and commercialization of vaccines and therapeutic biologics	May 26, 1994	PRC
Beijing Yisheng Biotechnology Co., Ltd. (“Beijing Yisheng”)	Research and development of vaccines and therapeutic biologics	February 4, 2021	PRC
*	Singapore Yisheng was incorporated November 28, 2009, and acquired by YS Group in fiscal 2011.
**	Liaoning Yisheng was incorporated May 26, 1994, and acquired by YS Group in fiscal 2005.